SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ₪ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized	$ 20,000
Ordinary shares, shares authorized | shares	200,000,000	200,000,000
Ordinary shares, par value per share | ₪ / shares					₪ 0.1	₪ 0.1
Purchase of ordinary shares
Intrinsic value of options outstanding	4,578	3,510	$ 1,518	$ 1,518
Intrinsic value of options exercisable	4,226	2,791	1,058	1,058
Intrinsic value of options vested and expected to vest	4,568	3,399	1,246	$ 1,246
Intrinsic value of options exercised	$ 1,437	$ 769	$ 201
Stock options vested during period | shares	116,321
Weighted average remaining contractual life of options outstanding	2 years 8 months 1 day
Weighted-average remaining contractual life of exercisable options	2 years 6 months 29 days
Weighted-average grant-date fair value of the options granted | ₪ / shares				$ 2.89
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options	$ 120
Unrecognized compensation cost, recognition period	2 years 3 months 29 days
Shares available for future issuance | shares	72,373
Vesting period for plan	4 years
Options, expiration period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options	$ 13,091
Unrecognized compensation cost, recognition period	2 years 3 months 29 days
Granted | shares	869,250	1,001,000
Restricted Stock Units (RSUs) [Member] | 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	869,250	1,001,000